Document and Entity Information	Aug. 01, 2019
Cover [Abstract]
Entity Registrant Name	Tableau Software Inc
Amendment Flag	false
Entity Central Index Key	0001303652
Document Type	8-K
Document Period End Date	Aug. 01, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-35925
Entity Tax Identification Number	47-0945740
Entity Address, Address Line One	1621 North 34th Street
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98103
City Area Code	(206)
Local Phone Number	633-3400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001
Trading Symbol	DATA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false